Annual Total Returns [BarChart] - Voya Solution 2025 Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(3.37%)
2012	13.24%
2013	16.05%
2014	5.26%
2015	(0.26%)
2016	5.53%
2017	15.02%
2018	(5.97%)
2019	17.79%
2020	13.30%